Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)		Ordinary Shares		Additional Paid-in Capital	Subscription Receivable	Statutory Reserves	Accumulated (Deficit)/Retained Earnings	Accumulated Other Comprehensive Income	Non- Controlling Interests	Total
Balance at Sep. 30, 2022		$ 47	[1]	$ 5,112,181		$ 39,620	$ (1,065,073)	$ (193,323)	$ (143,561)	$ 3,749,891
Balance (in Shares) at Sep. 30, 2022	[1]	23,618,037
Capital contribution		$ 5	[1]	10,923,048						10,923,053
Capital contribution (in Shares)	[1]	2,308,118
Net income for the year			[1]				526,662		(39)	526,623
Foreign currency translation adjustment			[1]					136,326	(5,141)	131,185
Balance at Mar. 31, 2023		$ 52	[1]	16,035,229		39,620	(538,411)	(56,997)	(148,741)	15,330,752
Balance (in Shares) at Mar. 31, 2023	[1]	25,926,155
Balance at Sep. 30, 2023		$ 52	[1]	16,035,229		368,271	5,158,115	(604,182)	(140,530)	$ 20,816,955
Balance (in Shares) at Sep. 30, 2023		25,926,155	[1]							25,926,155
Adoption of ASC 326			[1]				770,368			$ 770,368
Issuance of shares upon the completion of public offering		$ 2	[1]	5,034,779						5,034,781
Issuance of shares upon the completion of public offering (in Shares)	[1]	1,240,000
Issuance of shares through private placement		$ 3	[1]	1,991,718						1,991,721
Issuance of shares through private placement (in Shares)	[1]	1,379,313
Net income for the year			[1]				10,319,418		(39)	10,319,379
Appropriation to statutory reserve			[1]			718,320	(718,320)
Foreign currency translation adjustment			[1]					25,871	(1,472)	24,399
Balance at Mar. 31, 2024		$ 57	[1]	$ 23,061,726		$ 1,086,591	$ 15,529,581	$ (578,311)	$ (142,041)	$ 38,957,603
Balance (in Shares) at Mar. 31, 2024		28,545,468	[1]							28,545,468

[1]	Retrospectively restated for effect of stock split and share reorganization (see Note 11).